INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of cash flows [abstract]
Fees paid for borrowings	$ 12	$ 8
Overdrawn amount	$ 0	$ 0